UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $178,419 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     7912   108000 SH       SOLE                   108000        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100    11288   355400 SH       SOLE                   355400        0        0
BOSTON PROPERTIES INC          COM              101121101    19166   222600 SH       SOLE                   222600        0        0
DIGITAL RLTY TR INC            COM              253868103    14003   271700 SH       SOLE                   271700        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    16260   312986 SH       SOLE                   312986        0        0
HOME PROPERTIES INC            COM              437306103     6559   118200 SH       SOLE                   118200        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    15087   844284 SH       SOLE                   844284        0        0
KILROY RLTY CORP               COM              49427F108    10500   287900 SH       SOLE                   287900        0        0
MACERICH CO                    COM              554382101    12979   274000 SH       SOLE                   274000        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    12075   331900 SH       SOLE                   331900        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    32505   326715 SH       SOLE                   326715        0        0
VORNADO RLTY TR                SH BEN INT       929042109    20085   241032 SH       SOLE                   241032        0        0